SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18:-	SUBSEQUENT EVENTS

a)	On March 27, 2012, as required under an agreement between the Company, Sigma and Mr. Eliyahu Trabelsi, entered into in December 2011, the board of directors of the Company approved the issuance of 9,094,400 ordinary shares in respect of extinguishment of liabilities which took place on December 31, 2011 (see Note 12). The actual issuance took place on April 2, 2012 and as of that date the issued and outstanding ordinary shares amounted to 21,129,672 shares.

b)	See Note 10b.4.